Deposits	12 Months Ended
Dec. 31, 2017
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Deposits

Note 17 - Deposits

The table below shows the breakdown of deposits:

	12/31/2017			12/31/2016
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	204,363	129,599	333,962	187,882	80,399	268,281
Time deposits	82,718	129,082	211,800	75,913	80,361	156,274
Interbank deposits	1,665	517	2,182	3,719	38	3,757
Savings deposits	119,980	—	119,980	108,250	—	108,250
Non-interest bearing deposits	68,976	—	68,976	61,133	—	61,133
Demand deposits	68,973	—	68,973	61,133	—	61,133
Others Deposits	3	—	3	—	—	—
Total	273,339	129,599	402,938	249,015	80,399	329,414